INTEREST -BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

	December 31,	December 31,
	2018	2019
Long-term loans and borrowings

Finance lease payables (Note 20)	4,081,270	—

Lease liabilities (Note 19)	—	8,369,262

Bank and other loans (Note (a))
— Secured (Note (f))	12,608,727	13,254,721
— Guaranteed (Note (e))	3,040,400	3,948,400
— Unsecured	30,491,613	21,632,766

	46,140,740	38,835,887

Medium-term notes and bonds and long-term bonds and private placement notes (Note (b))
— Unsecured	10,094,861	16,736,755

Total long-term loans and borrowings	60,316,871	63,941,904

Current portion of lease liabilities (Note 19)	—	(1,358,654)

Current portion of finance lease payables (Note 20)	(2,328,358)	—

Current portion of medium-term bonds and long-term bonds	(396,727)	—

Current portion of long-term bank and other loans	(3,384,400)	(3,339,687)

Non-current portion of long-term loans and borrowings	54,207,386	59,243,563

	December 31,	December 31,
	2018	2019
Short-term loans and borrowings
Bank and other loans (Note (c))
— Secured (Note (f))	1,220,680	465,000
— Guaranteed (Note (e))	240,000	—
— Unsecured*	37,887,420	20,773,166

	39,348,100	21,238,166

Short-term bonds, unsecured (Note (d))	500,000	9,331,488
Gold leasing arrangements (Note (g))	1,607,905	7,018,609
Current portion of lease liabilities (Note 19)	—	1,358,654
Current portion of finance lease payables (Note 20)	2,328,358	—
Current portion of medium-term notes	396,727	—
Current portion of long-term bank and other loans	3,384,400	3,339,687

Total short-term borrowings and current portion of long-term loans and borrowings	47,565,490	42,286,604

Schedule of maturity of long-term bank and other loans

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2018	2019	2018	2019	2018	2019
Within 1 year	3,382,325	3,337,202	2,075	2,485	3,384,400	3,339,687
Between 1 and 2 years	7,375,557	7,523,290	2,399	2,485	7,377,956	7,525,775
Between 2 and 5 years	16,586,390	9,151,573	7,197	7,455	16,593,587	9,159,028
Over 5 years	18,777,275	18,806,428	7,522	4,969	18,784,797	18,811,397

	46,121,547	38,818,493	19,193	17,394	46,140,740	38,835,887

Schedule of interest-bearing loans and borrowings in which the Group received guarantees

	December 31,	December 31,
Guarantors	2018	2019
Long-term loans
Yinyi Fengdian, Neimenggu, Alashan (Note (iv))	—	150,000
Ningxia Energy (Note (i))	892,400	1,274,400
Yinxing Energy (Note (i))	70,000	46,000
Baotou Aluminum Limited Company*(包頭鋁業有限公司) and Baotou Communications Investment Group Limited Company*(包頭交通投資集團有限公司) (Note (ii))	1,600,000	1,250,000
The Company and Hangzhou Jinjiang Group Limited Company (“Hangzhou Jinjiang”, 杭州錦江集團有限公司) (Note (iii))	246,000	10,000
Hangzhou Jinjiang (Note (v))	—	123,500
Qingzhen Industrial Investment Co., Ltd.*(“Qingzhen Investment”) (清鎮市工業投資有限公司) (Note (v))	116,000	47,250
Guizhou Industrial Investment Group Co., Ltd.*(“Guizhou Investment”) (貴州產業投資（集團）有限責任公司) (Note (v))	116,000	47,250
Size Industry Investment Fund (北京中鋁交銀四則產業投資基金管理合夥企業（有限合夥）) (Note (v))	—	1,000,000

	3,040,400	3,948,400

Short-term loans
China Great Wall Aluminum Co., Ltd.*(“China Great Wall Aluminum”)
(中國長城鋁業有限公司) (Note(vi))	40,000	—
Hangzhou Jinjiang, Qingzhen Investment and Guizhou Investment (Note(v))	200,000	—

	240,000	—

Note:

(i)	The guarantor is a subsidiary of the Company.
(ii)	The guarantors are a subsidiary of the Company and a third party respectively.
(iii)	The guarantors are the Company and a third party respectively.
(iv)	The guarantors are subsidiaries of the Company.
(v)	The guarantor is a third party.
(vi)	The guarantor is a subsidiary of Chinalco.

Medium-term notes and bonds and long-term bonds and private placement notes
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2018	2019
2018 Medium-term notes	2,000,000/2021	5.84%	1,986,418	1,992,339
2019 Medium-term bonds	2,000,000/2024	4.31%	—	1,982,228
2016 private placement notes	3,215,000/2019	5.12%	396,727	—
2018 Medium-term bonds	1,100,000/2021	4.66%	1,097,003	1,098,218
2018 Medium-term bonds	900,000/2023	5.06%	897,820	898,315
2018 Medium-term bonds	1,400,000/2021	4.30%	1,395,970	1,397,319
2018 Medium-term bonds	1,600,000/2023	4.57%	1,595,311	1,596,192
2019 Medium-term bonds	2,000,000/2022	3.84%	—	1,998,604
2019 Medium-term bonds	1,000,000/2022	3.50%	—	1,997,097
2019 Medium-term bonds	900,000/2023	4.99%	—	999,462
2018 Hong Kong Medium-term bonds	2,785,840/2021	5.25%	2,725,612	2,776,981
			10,094,861	16,736,755

Short-term bonds
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2018	2019
2018 Ningxia short-term bonds	500,000/2019	5.00%	500,000	—
2019 Ningxia short-term bonds	300,000/2020	3.97%	—	300,000
2019 short-term bonds	1,000,000/2020	2.45%	—	1,008,161
2019 short-term bonds	2,000,000/2020	2.63%	—	2,013,127
2019 short-term bonds	3,000,000/2020	2.00%	—	3,008,384
2019 short-term bonds	3,000,000/2020	2.30%	—	3,001,816

			500,000	9,331,488